Trade and other receivables	6 Months Ended
Jun. 30, 2022
Trade and other receivables [Abstract]
Trade and other receivables
Note 12. - Trade and other receivables
Trade and other receivables as of June 30, 2022 and December 31, 2021, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade receivables	209,402	227,343
Tax receivables	50,092	59,350
Prepayments	22,932	9,342
Other accounts receivable	6,418	11,108
Total	288,844	307,143

The increase in prepayments is primarily due to the timing of insurance payments.

As of June 30, 2022, and December 31, 2021, the fair value of trade and other receivables accounts does not differ significantly from its carrying value.